OTHER RECEIVABLES AND PREPAYMENTS (Details) - USD ($)	Dec. 31, 2021	Jun. 07, 2021	Dec. 31, 2020
Current:
Deposits	$ 809,000		$ 291,000
Prepayments	2,051,000		3,471,000
Voyages in progress	15,076,000		9,126,000
Loan receivables	613,000	$ 600,000	1,229,000
Due from joint ventures	6,000		1,000
Other receivables	3,869,000		4,630,000
Other current receivables and prepayments not part of disposal group	22,424,000		18,748,000
Included in assets of a disposal group held for sale (Note 38)	0		(7,000)
Other receivables and prepayments current	22,424,000		18,741,000
Non-current:
Prepayments	380,000		0
Prepayments and accrued income other than contract assets	$ 22,804,000		$ 18,741,000